CORPORATE AND SUBSIDIARY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Maturity of Borrowings
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF DEC. 31, 2024 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,022	—	1,005	—	—	—	17	—
Subsidiary borrowings	$3,329	(79)	—	—	1,800	—	600	1,008

	Payments due by year
AS OF DEC. 31, 2023 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,706	—	1,276	—	—	—	430	—
Subsidiary borrowings	$1,863	(46)	—	—	—	1,000	—	909